Employee Benefit Plans (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Retirement Benefits [Abstract]
Employer contributions to defined benefit pension	$ 200,000	$ 100,000	$ 400,000	$ 200,000
Employer contribution (percent)			4.00%
Employer contributions	$ 53,000	$ 78,000	$ 53,000	$ 78,000